Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended
	Nov. 06, 2017	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000194842
Account Value [Line Items]
Line Graph and Table Measure Name	ERShares Private-Public Crossover ETF
Account Value	$ 10,000			$ 18,081	$ 14,200	$ 11,005	$ 19,321	$ 14,636	$ 12,094	$ 11,730
C000092399
Account Value [Line Items]
Line Graph and Table Measure Name			ERShares Global Entrepreneurs
Account Value		$ 10,000	$ 10,000	19,502	16,121	14,297	23,455	16,445	14,976	14,812	$ 12,484	$ 10,064	$ 10,349
C000096041
Account Value [Line Items]
Line Graph and Table Measure Name		ERShares US Small Cap - Institutional Class
Account Value		$ 10,000	$ 10,000	17,803	18,879	15,883	24,566	17,278	17,131	16,864	12,735	9,693	10,726
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000			23,652	18,989	15,878	17,764	12,617	11,736	10,629
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 10,000			29,863	22,372	17,601	21,669	15,207	12,335	11,057
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Account Value		$ 10,000	$ 10,000	24,021	19,986	16,864	19,687	14,159	13,767	12,948	11,655	9,861	10,143
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value		$ 10,000	10,000	20,400	18,692	15,770	23,690	15,651	15,125	15,200	12,473	10,026	11,234
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 10,000	10,000	19,677	17,879	15,920	21,283	13,135	14,067	14,549	12,375	9,932	10,649
S&P SmallCap 600 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	$ 10,000	$ 22,064	$ 20,306	$ 18,502	$ 22,240	$ 13,285	$ 14,975	$ 15,744	$ 13,066	$ 10,669	$ 10,672